SHARE OPTION PLANS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Share-based Payment Expense [Abstract]
Share-based payments	$ 359	$ 4,087	$ 8,386
Share-based payments from discontinued operations	0	875	1,299
Predecessor Stock Plan [Member]
Share-based Payment Expense [Abstract]
Share-based payments	0	0	154
2017 IBEX Stock Plan [Member]
Share-based Payment Expense [Abstract]
Share-based payments	0	4,132	7,475
Phantom Stock Plan [Member]
Share-based Payment Expense [Abstract]
Share-based payments	(31)	(300)	757
2018 Restricted Stock Awards (RSA) [Member]
Share-based Payment Expense [Abstract]
Share-based payments	95	255	0
2020 Long Term Incentive Plan [Member]
Share-based Payment Expense [Abstract]
Share-based payments	295	0	$ 0
Share-based payments from discontinued operations	$ 0	$ 900